Loans - Schedule of Movement in Liabilities Deriving from Financing Activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Movement in Liabilities Deriving from Financing Activities [Line Items]
Balance beginning	€ 422,025	€ 384,291
Changes from financing activities
Proceeds from issue of debentures	74,159	55,808
Transfer to disposal groups held for sale		(13,047)
Repayment of debentures	(35,845)	(17,763)
Receipt of loans	19,482	32,157
Repayment of loans	(11,776)	(12,736)
Accrued interest (see Note 7)	5,899	4,284
Linkage	2,474	1,849
Transaction costs related to borrowings	1,457	(240)
Total net financing liabilities	477,875	434,603
Effect of changes in foreign exchange rates	17,150	(12,578)
Balance ending	495,025	422,025
Loans and borrowings [Member]
Schedule of Movement in Liabilities Deriving from Financing Activities [Line Items]
Balance beginning	281,938	273,863
Changes from financing activities
Proceeds from issue of debentures
Transfer to disposal groups held for sale		(13,047)
Repayment of debentures
Receipt of loans	19,482	32,157
Repayment of loans	(11,776)	(12,736)
Accrued interest (see Note 7)	5,899	4,284
Linkage	2,474	1,849
Transaction costs related to borrowings	88	(686)
Total net financing liabilities	298,105	285,684
Effect of changes in foreign exchange rates	5,391	(3,746)
Balance ending	303,496	281,938
Debentures [Member]
Schedule of Movement in Liabilities Deriving from Financing Activities [Line Items]
Balance beginning	140,087	110,428
Changes from financing activities
Proceeds from issue of debentures	74,159	55,808
Transfer to disposal groups held for sale
Repayment of debentures	(35,845)	(17,763)
Receipt of loans
Repayment of loans
Accrued interest (see Note 7)
Linkage
Transaction costs related to borrowings	1,369	446
Total net financing liabilities	179,770	148,919
Effect of changes in foreign exchange rates	11,759	(8,832)
Balance ending	€ 191,529	€ 140,087